COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12 - COMMITMENTS AND CONTINGENCIES
Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. Management believes, the ultimate disposition of these matters will be immaterial to Navios Partners' financial position, results of operations or liquidity.
In January 2011, Korea Line Corporation (“KLC”) which is the charterer of the Navios Melodia filed for receivership. The charter contract was affirmed and will be performed by KLC on its original terms, following an interim suspension period during which Navios Partners trades the vessel directly.
As of June 30, 2013, Navios Partners committed for future remaining contractual deposits for the vessels to be delivered on various dates through the first quarter of 2014.The future minimum commitments for the 12-month periods ended June 30, of Navios Partners under its charter-in contracts, net of commissions, are as follows:

Amount
2014	$113,743
2015	3,471
Total	$117,214